Reverse Capitalization - Schedule of Fair Value of Net Assets of VMAC (Parentheticals) (Details)	Dec. 31, 2024 $ / shares shares
Schedule of Fair Value of Net Assets [Ábstract]
Ordinary shares issued | shares	7,478,964
ordinary shares issued, per share | $ / shares	$ 10